Other Financial Data (Schedule Of Other Financial Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Salaries and wages (including fringes)	$ 151,805	$ 138,192	$ 129,572
Maintenance and repairs	4,368	4,248	3,568
Total R&D	27,718	23,464	23,463
Other Engineering Costs	7,715	12,217	7,406
Total R&D and other engineering costs	35,433	35,681	30,869
As a % of net sales	7.20%	7.50%	6.80%
Company-Sponsored [Member]
Total R&D	12,704	14,293	14,936
Customer-Sponsored [Member]
Total R&D	$ 15,014	$ 9,171	$ 8,527